Software and equipment, net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Software and equipment, net

7. Software and equipment, net

Software and equipment, net, consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Software	45,562	57,673
Computer and electronic equipment	285	285
Office furniture and equipment	5	5
Total	45,852	57,963
Less: Accumulated depreciation	(5,356)	(9,664)
Software and equipment, net	40,496	48,299

For the years ended December 31, 2021, 2022 and 2023, depreciation expense amounted to RMB1,526, RMB3,346 and RMB4,308, respectively.